Income Taxes - Schedule Of Components Of Income Tax Expense Benefit (Detail)	5 Months Ended
Dec. 31, 2020 USD ($)
Current
Federal	$ 0
State	0
Deferred
Federal	(40,359)
State	0
Valuation allowance	40,359
Income tax provision	$ 0